UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-13

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):[   ] is a restatement.
        			    [   ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:		Ramsay, Stattman, Vela & Price, Inc.
Address:	2 N. Cascade Ave., Suite 810
		Colorado Springs, CO  80903

Form 13F File Number: 28-14658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frederick B. Stattman
Title:		Vice President
Phone:		(719) 473-6925

Signature, Place, and Date of Signing:

Frederick B. Stattman		Colorado Springs, Colorado 		04-15-13

Report Type (Check only one.):

[  x ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	Manager are reported in this report.)

[    ]13F NOTICE. (Check here if no holdings reported are in this report,
	And all holdings are reported by other reporting manager(s).)

[    ]13F COMBINATION REPORT. (Check here if a portion of the holdings
	For this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       50

Form 13F Information Table Value Total:       161,503
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

NONE

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                                                               FORM 13F
                                                          Form 13F Holdings
                                                            March 31, 2013

                                                                                                           Voting Authority
                                                                                                        -----------------------
                                                    Value    Shares/    Sh/ Put/ Invstmt    Other
    Name of Issuer        Title of class   CUSIP   (x$1000)  Prn Amt    Prn Call Dscretn   Managers     Sole    Shared   None
------------------------- -------------- --------- -------- ----------- --- ---- ------- ------------ -------- -------- -------

A T & T Inc.              COM            00206R102      534       14549 SH       Sole                    6131             8418
AbbVie Inc.               COM            00287y109     2811       68940 SH       Sole                   10450            58490
Abbott Laboratories       COM            002824100     2508       70995 SH       Sole                   11410            59585
Aflac Inc.                COM            001055102     4376       84125 SH       Sole                   13385            70740
Apple Inc.                COM            037833100     3230        7297 SH       Sole                    1317             5980
Automatic Data Proc.      COM            053015103     4308       66241 SH       Sole                    7800            58441
Becton Dickinson          COM            075887109     4624       48365 SH       Sole                    8505            39860
Berkshire Hathaway Cl.B   COM            084670702     5350       51345 SH       Sole                    9620            41725
Caterpillar Inc.          COM            149123101      205        2360 SH       Sole                                     2360
Chevron Corp.             COM            166764100     1992       16769 SH       Sole                    3005            13764
Coca-Cola Co.             COM            191216100     7295      180389 SH       Sole                   23770           156619
Colgate-Palmolive Co.     COM            194162103     6658       56406 SH       Sole                    7130            49276
ConocoPhillips            COM            20825c104     1506       25050 SH       Sole                    7620            17430
Danaher Corp.             COM            235851102     5283       84997 SH       Sole                    5455            79542
Diageo plc ADR            COM            25243q205     5671       45065 SH       Sole                    5980            39085
Emerson Electric Co.      COM            291011104     5109       91443 SH       Sole                   11595            79848
Express Scripts           COM            30219g108     3880       67340 SH       Sole                   10380            56960
Exxon Mobil Corp.         COM            30231G102     6098       67668 SH       Sole                    8070            59598
Vanguard Emerg. Mkts. ETF COM            922042858      567       13217 SH       Sole                    2360            10857
General Electric Co.      COM            369604103      438       18960 SH       Sole                   11300             7660
General Mills Inc.        COM            370334104      266        5390 SH       Sole                                     5390
Illinois Tool Works       COM            452308109     4302       70591 SH       Sole                   10785            59806
International Bus. Mach   COM            459200101      363        1700 SH       Sole                      70             1630
Johnson & Johnson         COM            478160104     5183       63572 SH       Sole                   11664            51908
MSCI EAFE iShares         COM            464287465     5352       90747 SH       Sole                    4720            86027
MSCI Emerg. Mkts. iShares COM            464287234     2615       61135 SH       Sole                    3870            57265
McDonald's Corp.          COM            580135101     5148       51644 SH       Sole                    7985            43659
Microsoft                 COM            594918104     3771      131827 SH       Sole                   21951           109876
3M Company                COM            88579y101     4512       42446 SH       Sole                    6460            35986
Nestle S.A. ADR           COM            641069406     6573       90704 SH       Sole                   11809            78895
Nike, Inc. Cl. B          COM            654106103     5255       89060 SH       Sole                    5450            83610
PepsiCo, Inc.             COM            713448108     5873       74242 SH       Sole                   12629            61613
Philip Morris Int'l.      COM            718172109      312        3361 SH       Sole                     600             2761
Phillips 66               COM            718546104      489        6988 SH       Sole                    1477             5511
PowerShares QQQ           COM            73935a104      375        5430 SH       Sole                    1450             3980
Procter & Gamble Co.      COM            742718109     5793       75178 SH       Sole                   11260            63918
Royal Dutch Shell Cl.A    COM            780259206      212        3250 SH       Sole                    3000              250
Russell 2000 iShares      COM            464287655     6908       73155 SH       Sole                    5960            67195
S&P Core Mid-Cap iShares  COM            464287507     4052       35211 SH       Sole                    4540            30671
SPDR S&P 500              COM            78462f103     2158       13775 SH       Sole                     760            13015
Schlumberger Ltd.         COM            806857108     3304       44122 SH       Sole                    4740            39382
Select SPDR-Materials     COM            81369y100      380        9700 SH       Sole                                     9700
Spectranetics             COM            84760c107      704       38000 SH       Sole                                    38000
Stryker Corp.             COM            863667101     3296       50516 SH       Sole                    3705            46811
Target Corp.              COM            87612e106      899       13130 SH       Sole                    1080            12050
Teva Pharmaceutical ADR   COM            881624209     1564       39415 SH       Sole                    8515            30900
United Technologies       COM            913017109     3978       42573 SH       Sole                    4385            38188
Vanguard Info. Tech. ETF  COM            92204a702      474        6500 SH       Sole                                     6500
Wal-Mart Stores           COM            931142103     4656       62228 SH       Sole                   10190            52038
Wells Fargo & Co.         COM            949746101      294        7936 SH       Sole                     136             7800
REPORT SUMMARY            50 DATA RECORDS              161503                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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